Acquisitions - Summary of Business Acquisition, Pro Forma Information (Detail) - Spinmaker Insurance Company [Member] - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Pro forma revenue	$ 54.1	$ 34.9
Pro forma net loss	$ (136.6)	$ (75.8)